                                                                                                                                November 10, 2014

Dreyfus Research Growth Fund, Inc.

Dreyfus Manager Funds I

-Dreyfus Research Long/Short Equity Fund

 (collectively the “Funds”)

Supplement to the Statement of Additional Information (the “SAI”)

dated

January 1, 2014, as revised or amended, March 1, 2014,

 April 1, 2014, May 1, 2014, July 1, 2014 and October 1, 2014

            The following information supersedes and replaces any contrary information contained in the section of the Funds SAI entitled “Certain Portfolio Manager Information”:

            All references to Daphne Karydas and Charles Silberstein have been removed.

GRP2-SAISTK-1114